Vanguard Dividend Appreciation Index Fund Investment Risks - ETF Prospectus [Member] - Vanguard Dividend Appreciation Index Fund	Jan. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	• Index concentration risk. Except as may be necessary to approximate the composition of its Index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the Index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance may be negatively impacted by the industry or industries in which it is concentrated.Because ETF Shares are traded on an exchange, they are subject to additional risks:
Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.
Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investment style risk, which is the chance that returns from dividend-paying stocks will trail returns from the overall stock market. In addition, mid-capitalization stocks (to the extent that the Fund’s assets are invested in mid-cap stocks) historically have been more volatile in price than the large-cap stocks that dominate the overall stock market. Dividend-paying stocks tend to go through cycles of doing better—or worse— than the stock market in general. These periods have, in the past, lasted for as long as several years.
index-related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index-related risks. The Fund is subject to risks associated with index investing, which include passive management risk, tracking error risk, and index provider risk. Passive management risk is the chance that the Fund’s use of an indexing strategy will negatively impact the Fund’s performance. Because the Fund seeks to track the performance of its target index regardless of how that index is performing, the Fund’s performance may be lower than it would be if the Fund were actively managed. Tracking error risk is the chance that the Fund’s performance will deviate from the performance of its target index. Tracking error risk may be heightened during times of increased market volatility or under other unusual market conditions. Index provider risk is the chance that the Fund will be negatively impacted by changes or errors made by the index provider. Any gains, losses, or costs associated with or resulting from an error made by the index provider will generally be borne by the Fund and, as a result, the Fund’s shareholders.
Index Replicating Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index replicating risk, which is the chance that the Fund may be prevented from holding one or more securities in the same proportion as in its target index.
ETF exchange_volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.
ETF_active trading_increased risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.
ETF_trading halted [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	• Nondiversification risk. By tracking its broad-based Index, the Fund may become nondiversified, as defined by the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. Nondiversified funds invest a greater percentage of their assets in a small number of issuers than diversified funds, which means their performance may be negatively impacted by relatively few stocks, or even a single stock, and their shares may experience significant fluctuations in value.